Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Lease Expenses

The components of lease expenses during the periods presented were as follows:

	Year ended December 31,
	2020	2019
	USD in thousands
Operating lease expenses	45	29
Short-term lease expenses	88	60
Total lease expenses	133	89

Schedule of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows:
Three months ended March 31, 2021
USD in thousands
Cash payments for operating leases	24
Total lease expenses	24

Supplemental cash flow information related to operating leases during the period presented was as follows:

	Year ended December 31,
	2020	2019
	USD in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	45	29

Schedule of Lease Term and Discount Rate Related to Operating Leases

Lease term and discount rate related to operating leases as of the period presented were as follows:

	December 31,
	2020	2019
	USD in thousands
Weighted-average remaining lease term (in years)	1.85	1.4
Weighted-average discount rate	10%	10%

Schedule of Maturities Lease Liabilities Under Operating Leases

Future lease payments under operating leases as of March 31, 2021 were as follows:

Operating leases
USD in thousands
Remainder of 2021	99
2022	117
2023	86
Total future lease payments	302
Less imputed interest	(33)
Total lease liability balance	269

The maturities of lease liabilities under operating leases as of December 31, 2020 are as follows:

USD in thousands
2021	63
2022	47
2023	8
Total undiscounted lease payments	118
Less: Imputed interest	(11)
Total lease liabilities	107